Goodwill	12 Months Ended
May 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
9.	GOODWILL

	As of May 31,
	2015	2016
	US$	US$
Costs:
Beginning balance	3,692	11,194
Acquisition of Qingdao Alice	7,540	—
Exchange differences	(38)	(649)

Ending balance	11,194	10,545

Accumulated goodwill impairment loss:
Beginning balance	—	—

Ending balance	—	—

Goodwill, net	11,194	10,545